Share Based Payment Arrangements - Summary of Changes to Outstanding RSUs (Details) - Restricted Share Units shares in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 USD ($) shares
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of equity instruments, Balance, beginning of year | shares	239	147
Number of equity instruments, Granted | shares	145	153
Number of equity instruments, Reinvested | shares	8	7
Number of equity instruments, Settled | shares	(92)	(59)
Number of equity instruments, Forfeited | shares	(1)	(9)
Number of equity instruments, Balance, end of year | shares	299	239
Weighted average grant date fair value, Balance, beginning of year | $	$ 28.08	$ 24.87
Weighted average grant date fair value, Granted | $	32.41	30.70
Weighted average grant date fair value, Reinvested | $	29.74	27.45
Weighted average grant date fair value, Settled | $	23.75	26.73
Weighted average grant date fair value, Forfeited | $	31.06	28.66
Weighted average grant date fair value, Balance, end of year | $	$ 31.54	$ 28.08